Share-Based Compensation - Schedule of Fair Value of Share-based Awards Measured with Weighted-Average Assumptions (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Expected volatility	79.30%	75.10%	75.10%	76.60%
Risk-free interest rate	4.66%	1.81%	1.81%	1.15%
Expected term (in years)	1 year	7 years	7 years	7 years
Expected dividend yield	0.00%	0.00%	0.00%	0.00%